Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Parties Transactions [Line Items]
Trade payable balances	$ 716	$ 3,633
Trade receivables balances due from related parties	0	823
Sapiens [Member]
Related Parties Transactions [Line Items]
Services obtained from Asseco	156	168	$ 165
Services amounts	3,400	3,900	3,500
Fees paid for board services in affiliates	40	32	28
Matrix [Member]
Related Parties Transactions [Line Items]
Fees paid for board services in affiliates	$ 30	$ 29	$ 27